Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Loss Before Provision for Income Taxes
The sources of loss before provision for income taxes are as follows for the year ended December 31, 2022 and the period from January 19, 2021 (inception) through December 31, 2021:

	Year Ended December 31, 2022	Period from January 19, 2021 (Inception) through December 31, 2021
Domestic	$(2,287,692)	$(1,105,947)
Foreign	—	—

Total	$(2,287,692)	$(1,105,947)

Schedule of Provision for Income Taxes
The provision for income taxes was comprised of the following for the year ended December 31, 2022 and the period from January 19, 2021 (inception) through December 31, 2021:

	Year Ended December 31, 2022	Period from January 19, 2021 (Inception) through December 31, 2021
Current:
Federal	$342,216	$1,255
State and local	144,399	528
Foreign	—	—

Total current	486,615	1,783
Deferred:
Federal	—	—
State and local	—	—
Foreign	—	—

Total deferred	—	—

Total provision for income taxes	$486,615	$1,783

Schedule of Reconciliation of the Federal Statutory Income Tax Rate to the Effective Income Tax Rate
Reconciliation of the federal statutory income tax rate to the effective income tax rate is as follows:

	Year Ended December 31, 2022	Period from January 19, 2021(Inception) through December 31, 2021
Statutory income tax benefit	$(480,415)	$(232,249)
State income taxes, net of federal	(184,760)	(75,096)
Warrant and note payable revaluation	(75,812)	6,431
Valuation allowance on start-up costs	1,227,602	302,697

Provision for income taxes	$486,615	$1,783

Schedule of Tax Effects of Temporary Differences that Gave Rise to Significant Portions of the Deferred Tax Assets and Liabilities
The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and liabilities as of December 31, 2022 and 2021 were as follows:

	December 31, 2022	December 31, 2021
Deferred Tax Assets:
Start-up costs	$1,530,299	$302,697
Valuation allowance	(1,530,299)	(302,697)

Net deferred tax assets (liabilities)	$—	$—